Operating Segment and Geographic Information (Schedule of Net Sales to Unaffiliated Customers) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	¥ 111,878	¥ 132,903	¥ 141,048
JAPAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	12,221	14,045	16,095
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	10,720	20,583	29,742
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	7,276	9,061	7,015
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	¥ 81,661	¥ 89,214	¥ 88,196